Expense Example - FidelitySAIRealEstateFund-PRO - FidelitySAIRealEstateFund-PRO - Fidelity SAI Real Estate Fund - Fidelity SAI Real Estate Fund	Jul. 10, 2024 USD ($)
Expense Example:
1 year	$ 57
3 years	$ 179